FAIR VALUE MEASUREMENTS (Details) - The Bank of Greene County Employees’ Savings and Profit Sharing Plan and Trust [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
FAIR VALUE MEASUREMENTS [Abstract]
Unfunded commitments	$ 0
Withdrawal restrictions	0
Increase from transfer into Level 3	0
Decrease from transfer out of Level 3	$ 0